Significant Accounting policies (Policy)	12 Months Ended
Dec. 31, 2015
Significant Accounting policies [Abstract]
Principles of consolidation
(a)      Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("US GAAP") and include the accounts and operating results of Ocean Rig UDW, its wholly-owned subsidiaries and its VIEs. As of December 31, 2014 and 2015, the Company consolidated one VIE which supports our drilling operation in specific locations, for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2014, were $64,314 and $65,358, respectively, while total liabilities exceeded total assets by $1,044. The VIE's total assets and liabilities, as of December 31, 2015, were $35,362 and $77,647, respectively, while total liabilities exceeded total assets by $42,285. A VIE is an entity that in general does not have equity investors with substantive voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both.  All intercompany balances and transactions have been eliminated on consolidation.

Use of estimates
 (b) Use of estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive income/(loss)
(c) Comprehensive income/(loss): The Company's comprehensive income/(loss) is comprised of net income/(loss), actuarial gains/losses related to the adoption and implementation of Accounting Standard Codification ("ASC") 715, "Compensation-Retirement Benefits", as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 "Derivatives and Hedging" and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 "Derivatives and Hedging".

During 2013, the Company adopted the requirements of Accounting Standard Update ("ASU") 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". The objective of this amendment is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under US GAAP that provide additional detail about those amounts.

Cash and Cash equivalents
(d) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash
(e) Restricted cash: Restricted cash may include (i) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company's loan agreements; (ii) taxes withheld from employees and deposited in designated bank accounts; (iii) amounts pledged as collateral for bank guarantees to suppliers and, (iv) amounts pledged as collateral for credit facilities and swap agreements.

Trade accounts receivable net
(f) Trade accounts receivable net: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from customers, net of an allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

Concentration of credit risk
(g) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable.

The Company has made advances for the construction of drilling units in a major shipyard in Korea. The ownership of the drilling units is transferred from the yard to the Company at delivery. As of December 31, 2015, cumulative installment payments made to the yard amounted to approximately $333,632 for the three drilling units under construction (Note 5). These installment payments are secured with irrevocable letters of guarantee, or "refund guarantees", issued by financial institutions.

Advances for drilling units under construction and related costs
(h) Advances for drilling units under construction and related costs: This represents amounts expended by the Company in accordance with the terms of the construction contracts for drilling units as well as other expenses incurred directly or under a management agreement with a related party in connection with on site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of drilling units under construction represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, commissions to a related party, construction supervision, equipment, spare parts and capitalized interest.

Capitalized interest
(i) Capitalized interest: Interest expense is capitalized during the construction period of drilling units based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (the “capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest expense for the years ended December 31 2013, 2014 and 2015, amounted to $65,492, $37,342 and $26,055, respectively (Note 12).

Insurance claims
(j) Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, loss of hire and for insured crew medical expenses under "Other current assets". Insurance claims are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or loss due to the drilling unit being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

Foreign currency translation
 (k) Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international drilling markets and therefore, primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in "Other, net" in the accompanying consolidated statements of operations.

Drilling Units, Machinery and Equipment, net
(l) Drilling units, machinery and equipment, net:  Drilling units are stated at historical cost less accumulated depreciation. Such costs include the cost of adding or replacing parts of drilling units machinery and equipment when the cost is incurred, if the recognition criteria are met. The recognition criteria require that the cost incurred extends the useful life of a drilling unit. The carrying amounts of those parts that are replaced are written off and the cost of the new parts is capitalized. Depreciation is calculated on a straight- line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts 5 to 15 years for the drilling units. The residual values of the drilling rigs and drillships are estimated at $35,000 and $50,000, respectively for the years ended December 31, 2013, 2014 and 2015.

Impairment of long-lived assets
 (m) Impairment of long-lived assets: The Company reviews for impairment long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. To the extent impairment indicators are present; the Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset.
In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the drilling units future performance, with the significant assumptions being related to drilling rates, fleet utilization, operating expenses, capital expenditures, class survey costs,  residual value and the estimated remaining useful life of each drilling unit.
The projected net operating cash flows are determined by considering the drilling revenues from existing drilling contracts for the fixed days, while for the unfixed days the Company uses an estimated daily rate equivalent by utilizing available market data. The salvage value used in the impairment test is estimated to be $35,000 and $50,000 for the drilling rigs and drillships, respectively in accordance with the Company's depreciation policy. The remaining significant assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. If the Company's estimate of undiscounted future cash flows for any drilling unit is lower than the carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair market value if the fair market value is lower than the vessel's carrying value. The fair market value for the drilling unit is obtained by independent appraisals. The Company's analysis for the year ended December 31, 2015, also involved sensitivity tests on the off-hire days, allowing for variances ranging from 97.5% to 92.5%.
As a result of the impairment review, the Company determined that the carrying amounts of its assets held for use were recoverable and therefore, concluded that no impairment loss was necessary for 2013, 2014. For the year ended December 31, 2015, as a result of the impairment review, the Company determined that the carrying amount of two drilling units was not recoverable and, therefore, a charge of $414,986 was recognized and included in "Impairment loss", in the accompanying consolidated statement of operations (Note 6).

Class costs
(n) Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling units, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in "Drilling units operating expenses."

Deferred financing costs
(o) Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company's long- term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Arrangement fees paid to lenders for loans which the Company has not drawn down are capitalized and included in other current and non-current assets. Amortization and write offs for each of the years ended December 31 2013, 2014 and 2015, amounted to $38,797, $42,995 and $24,033, respectively (Note 12).

Revenue and related expenses
(p) Revenue and related expenses:
Revenues:   The Company's services and deliverables are generally sold based upon contracts with customers that include fixed or determinable prices.  The Company recognizes revenue when delivery occurs, as directed by its customer, and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drilling units for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling units and day rate or fixed price mobilization and demobilization fees. Revenues are recorded net of agents' commissions. There are two types of drilling contracts: well contracts and term contracts.

(i) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations is recognized in the period during which the services are rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements are initially deferred and recognized as revenues and expenses, as applicable, over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization revenues and expenses are recognized over the demobilization period. All revenues for well contracts are recognized as "Service revenues" in the consolidated statement of operations.
 (ii) Term contracts: Term contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determines whether the arrangement is a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contain a lease, the lease elements are recognized as "Leasing revenues" in the consolidated statement of operations on a basis approximating straight line over the lease period. The drilling services element is recognized as "Service revenues" in the period in which the services are rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services are deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization fees and expenses are recognized over the demobilization period. Contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling contract.

Earnings / (loss) per common share
 (q) Earnings / (loss) per common share: Basic earnings / (loss) per common share are computed by dividing net income/ (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings / (loss) per share computation.

Segment reporting	(r) Segment reporting: The Company has determined that it operates in one reportable segment, the offshore drilling operations.
Financial instruments
(s) Financial instruments: The Company designates its derivatives based upon guidance of ASC 815, "Derivatives and Hedging" which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i)      Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of "Accumulated other comprehensive income/ (loss)" in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)      Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Fair value measurements
(t) Fair value measurements: The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entities own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 9).

Income Taxes
(u) Income taxes: Income taxes have been provided for based upon the tax laws and rates in effect in the countries in which the Company's operations are conducted and income is earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax rates in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense.

Commitments and contingencies
(v) Commitments and contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Stock-based compensation
(w) Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to certain employees for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period (Note 10).

Inventories
(x) Inventories: Inventories consist of short term operating supplies held in warehouses which are stated at their historical cost, and consumable bunkers (if any), whose cost is determined by the First in - First out method. Inventories are recorded under “Other Current Assets”.

New accounting pronouncements
 (y) Recent accounting pronouncements:

Inventories: In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected the early adoption.

Consolidation: In February 2015, the FASB issued ASU No. 2015-02 Consolidation (Topic 810), Amendments to the Consolidation Analysis. The guidance eliminates the deferral of FAS 167, which has allowed entities with interests in certain investment funds to follow the previous consolidation guidance in FIN 46(R), and makes other changes to both the variable interest model and the voting model. While the guidance is aimed at asset managers, it will affect all reporting entities that have variable interests in other legal entities (e.g., limited partnerships, similar entities and certain corporations). In some cases, consolidation conclusions will change. In other cases, reporting entities will need to provide additional disclosures about entities that currently aren't considered variable interest entities (VIEs) but will be considered VIEs under the new guidance provided they have a variable interest in those VIEs. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. A reporting entity must apply the amendments using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the period of adoption or apply the amendments retrospectively. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

Revenue from Contracts with Customers: On May 28, 2014, the FASB issued ASU No. 2014-09 as amended by ASU 2015-14 which was issued on August 12, 2015, Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

Leases: In February 2016, the FASB issued ASU No. 2016-02, which improves transparency and comparability among companies by requiring lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. The new lease standard does not substantially change lessor accounting. It also requires additional disclosures about leasing arrangements. For public companies, the new standard is effective for interim and annual periods beginning after December 15, 2018 and requires a modified retrospective approach to adoption. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected the early adoption.